VANECK LONG/FLAT TREND ETF

SCHEDULE OF INVESTMENTS

December 31, 2022 (unaudited)

	Par (000’s)	Value
GOVERNMENT OBLIGATION: 49.8% (Cost: $13,129,387)
TREASURY BILL 3.98%, 03/16/23 ^	13,244	$13,134,300

	Number of Shares
EXCHANGE TRADED FUND: 50.2% (a) (Cost: $12,746,963)
Vanguard S&P 500 ETF	37,712	13,249,734

Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $25,876,350)		26,384,034

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0% (Cost: $8)
State Street Navigator Securities Lending Government Money Market Portfolio	8	8
Total Investments: 100.0% (Cost: $25,876,358)		26,384,042
Other assets less liabilities: 0.0%		2,956
NET ASSETS: 100.0%		$26,386,998

^	Zero Coupon Bond
(a)	The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www. sec.gov.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Exchanged Traded Fund	50.2%	$13,249,734
	49.8	13,134,300
	100.0%	$26,384,034
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